Share Capital - Narrative (Details) - Buyback Program - USD ($)		3 Months Ended
	Jan. 08, 2019	Mar. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 1,000,000
Stock repurchased (in shares)		200,253
Stock repurchased		$ 25,000,000
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage	10.00%